Guarantor and Non-Guarantor Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	$ 5,610.6	$ 5,897.7	$ 5,525.8
Cost of products sold	3,579.6	3,870.1	3,680.6
Gross Profit	2,031.0	2,027.6	1,845.2
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	1,014.4	1,023.4	965.2
Amortization and impairment charges	98.9	96.8	92.7
Other operating (income) expense - net	(1.3)	(3.0)	9.0
Operating Income	919.0	910.4	778.3
Interest (expense) income - net	(79.4)	(93.4)	(79.8)
Other income (expense) - net	10.1	0.3	2.7
Equity in net earnings of subsidiaries	0	0	0
Income Before Income Taxes	849.7	817.3	701.2
Income taxes	284.5	273.1	241.5
Net Income	565.2	544.2	459.7
Other comprehensive income, net of tax	25.0	7.4	(87.6)
Comprehensive Income	590.2	551.6	372.1
Eliminations [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	(5,432.3)	(5,276.6)	(4,147.1)
Cost of products sold	(5,428.5)	(5,292.8)	(4,151.9)
Gross Profit	(3.8)	16.2	4.8
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	0	0	0
Amortization and impairment charges	0	0	0
Other operating (income) expense - net	0	0	0
Operating Income	(3.8)	16.2	4.8
Interest (expense) income - net	1.7	0	0
Other income (expense) - net	(1.7)	0	(1,398.5)
Equity in net earnings of subsidiaries	(550.9)	(631.7)	831.6
Income Before Income Taxes	(554.7)	(615.5)	(562.1)
Income taxes	0	0	0
Net Income	(554.7)	(615.5)	(562.1)
Other comprehensive income, net of tax	(33.4)	(13.1)	73.0
Comprehensive Income	(588.1)	(628.6)	(489.1)
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	3,162.8	4,447.6	4,302.7
Cost of products sold	2,573.6	3,957.3	3,741.0
Gross Profit	589.2	490.3	561.7
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	197.1	199.0	243.4
Amortization and impairment charges	4.2	4.8	11.2
Other operating (income) expense - net	(1.3)	(2.7)	(1.3)
Operating Income	389.2	289.2	308.4
Interest (expense) income - net	(80.8)	(94.4)	(80.7)
Other income (expense) - net	10.8	0.7	1,404.4
Equity in net earnings of subsidiaries	345.1	408.6	(1,095.0)
Income Before Income Taxes	664.3	604.1	537.1
Income taxes	99.1	59.9	77.3
Net Income	565.2	544.2	459.8
Other comprehensive income, net of tax	25.0	7.4	(87.7)
Comprehensive Income	590.2	551.6	372.1
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	1,278.8	1,296.4	1,547.8
Cost of products sold	1,166.0	1,190.6	1,408.8
Gross Profit	112.8	105.8	139.0
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	47.5	42.9	61.5
Amortization and impairment charges	0	0	0
Other operating (income) expense - net	0.9	(2.2)	(1.3)
Operating Income	64.4	65.1	78.8
Interest (expense) income - net	1.2	1.2	3.0
Other income (expense) - net	0	1.1	0.4
Equity in net earnings of subsidiaries	141.4	156.7	184.2
Income Before Income Taxes	207.0	224.1	266.4
Income taxes	0.4	0.4	1.2
Net Income	206.6	223.7	265.2
Other comprehensive income, net of tax	27.4	9.0	(23.1)
Comprehensive Income	234.0	232.7	242.1
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Income and Comprehensive Income
Net sales	6,601.3	5,430.3	3,822.4
Cost of products sold	5,268.5	4,015.0	2,682.7
Gross Profit	1,332.8	1,415.3	1,139.7
Selling, distribution, and administrative expenses, restructuring, merger and integration, and other special project costs	769.8	781.5	660.3
Amortization and impairment charges	94.7	92.0	81.5
Other operating (income) expense - net	(0.9)	1.9	11.6
Operating Income	469.2	539.9	386.3
Interest (expense) income - net	(1.5)	(0.2)	(2.1)
Other income (expense) - net	1.0	(1.5)	(3.6)
Equity in net earnings of subsidiaries	64.4	66.4	79.2
Income Before Income Taxes	533.1	604.6	459.8
Income taxes	185.0	212.8	163.0
Net Income	348.1	391.8	296.8
Other comprehensive income, net of tax	6.0	4.1	(49.8)
Comprehensive Income	$ 354.1	$ 395.9	$ 247.0